Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards		$ 124,263	$ 157,823	$ 141,954
Pension commitments		597	1,018	1,003
Leases		774	1,113	319
Impairment of assets		1	1	1
Revenue recognition		(125)		(491)
Other	[1]	2,937	(3,973)	1,308
Total unrecognized deferred tax assets, net		$ (128,448)	$ (155,982)	$ (144,095)

[1]	Other deferred tax assets as of December 31, 2022 relate mainly to US R&D expenses capitalized under Internal Revenue Code section 174 and differences between the carrying value of our fixed assets in Raleigh and their tax basis.